Note 54 (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration For Non Executive Directors Explanatory [Table Text Block]
The remuneration of the non-executive directors corresponding to the financial years 2023 and 2022 is as follows, individually and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									2023	2022
José Miguel Andrés Torrecillas	129	167	132	–	–	115	–	50	593	527
Jaime Caruana Lacorte	129	167	99	107	–	–	–	–	502	567
Sonia Dulá (3)	107	–	44	71	–	–	–	–	223	–
Raúl Galamba de Oliveira	129	–	–	178	–	31	43	80	461	332
Belén Garijo López	129	111	22	–	107	46	–	–	416	349
Connie Hedegaard Koksbang	129	–	44	–	–	–	–	–	173	107
Lourdes Máiz Carro	129	–	66	–	43	–	–	–	238	238
José Maldonado Ramos	129	167	–	–	–	46	–	–	342	342
Ana Peralta Moreno	129	–	66	–	43	–	–	–	238	238
Juan Pi Llorens	129	–	–	143	–	46	43	–	361	458
Ana Revenga Shanklin	129	–	–	107	29	–	43	–	307	264
Susana Rodríguez Vidarte (4)	32	42	–	27	–	12	–	–	112	449
Carlos Salazar Lomelín (5)	129	–	–	–	43	–	–	–	172	172
Jan Verplancke	129	–	–	–	43	–	43	–	214	214
Total	1,684	653	475	633	307	297	171	130	4,350	4,257
(1) Includes amounts corresponding to positions on the Board and its various Committees, the composition of which was modified on April 26, 2023, with effect from May 1, 2023.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the Annual General Shareholders’ Meeting held on March 17, 2023. Remuneration in 2023 corresponding to the term of office in such financial year.
(4) Director who left office on March 17, 2023. Remuneration in 2023 corresponding to the term of office in such financial year.
(5) In addition, in financial years 2023 and 2022, the director Carlos Salazar Lomelín received €67 thousand and €90 thousand, respectively, as per diems for his membership in the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the BBVA México, S.A. de C.V. strategy forum.
Theoretical shares [Table Text Block]
During the financial years 2023 and 2022, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in the financial years 2022 and 2021, respectively:

	2023		2022
	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	16,023	134,048	19,253	118,025
Jaime Caruana Lacorte	17,255	94,960	20,733	77,705
Sonia Dulá (2)	0	0	0	0
Raúl Galamba de Oliveira	10,091	29,768	10,177	19,677
Belén Garijo López	10,603	101,192	12,741	90,589
Connie Hedegaard Koksbang (3)	3,263	3,263	0	0
Lourdes Máiz Carro	7,237	71,593	8,696	64,356
José Maldonado Ramos	10,397	146,874	12,493	136,477
Ana Peralta Moreno	7,237	42,329	8,696	35,092
Juan Pi Llorens	13,943	148,542	18,703	134,599
Ana Revenga Shanklin	8,035	24,214	8,611	16,179
Susana Rodríguez Vidarte (4)	13,648	0	16,400	177,775
Carlos Salazar Lomelín	5,218	17,130	6,270	11,912
Jan Verplancke	6,521	35,772	7,835	29,251
Total	129,471	849,685	150,608	911,637
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Shareholders’ Meetings of March 17, 2023 and March 18, 2022, which were €6.58 and €5.47 per share, respectively.
(2) Director appointed by the Annual General Shareholders'’ Meeting held on March 17, 2023, therefore the allocation of theoretical shares is not due until 2024.
(3) Director appointed by the Annual General Shareholders’ Meeting held on March 18, 2022, therefore the first allocation of theoretical shares was made in 2023.
(4) Director who left office on March 17, 2023. In application of the system, she received a total of 191,423 BBVA shares after leaving office, which is equivalent to the total of theoretical shares accumulated up to that date.

Annual fixed remuneration [Table Text Block]
The remuneration of the executive directors corresponding to financial years 2023 and 2022 is the result of the application of the remuneration policies approved by the Annual General Shareholders' Meeting on March 17, 2023 and April 20, 2021, respectively.
In accordance with said policies, the remuneration of executive directors corresponding to financial years 2023 and 2022 is indicated below, individually and by remuneration item.

Annual Fixed Remuneration (thousands of Euros)
	2023	2022
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103

Annual Variable Remuneration (AVR) [Table Text Block]
The Upfront Portion of the AVR for the financial year 2023 of the executive directors, calculated taking into account the above, and the Upfront Portion of the AVR for financial year 2022 of the executive directors, due for payment, respectively, once each of said years has ended, in equal parts in cash and BBVA shares, is indicated below.

Annual Variable Remuneration (AVR)
	2023 (1)		2022 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	897	107,835	926	158,169
Chief Executive Officer	671	80,650	712	121,646
Total	1,568	188,485	1,639	279,815
(1) The Initial Portion of the AVR, which represents the first payment of the STI for financial year 2023 and will be paid during the first quarter of financial year 2024, in equal parts in cash and BBVA shares. The remaining amount of the AVR for financial year 2023 (which includes the LTI for financial year 2023) will be deferred (40% in cash and 60% in shares and/or share-linked instruments) over a five-year period.
The amount of the Deferred Portion will depend on the result of the long-term indicators that will be used to calculate the LTI for financial year 2023. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if certain capital and liquidity thresholds are not reached, in order to ensure that payment only occurs if it is sustainable, taking into account the Bank's payment capacity.
In addition, the remaining rules applicable to the AVR of the executive directors established in the BBVA Directors’ Remuneration Policy approved by the Annual General Shareholders' Meeting on March 17, 2023 will apply to the AVR for financial year 2023, which include: (i) a withholding period of one year after delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash that finally vests in accordance with the CPI; (iv) malus and clawback arrangements during the whole periods of deferral and withholding of shares or instruments ; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the Annual General Shareholders' Meeting held in 2023.
(2) 40% of the AVR for financial year 2022 that was paid in 2023. AVR for financial year 2022 is subject to the rules on deferral, vesting and payment and to the remaining conditions established in the BBVA Directors' Remuneration Policy approved by the Annual General Shareholders' Meeting of April 20, 2021.

Deferred Annual Variable Remuneration from previous financial years [Table Text Block]

Deferred Annual Variable Remuneration from previous financial years
		2023 (1)		2022 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	2022	229	56,941	—	—
	2021	222	57,325	215	57,325
	2020	0	0	—	—
	2019	176	45,529	513	136,587
	2018	132	35,795	128	35,795
	2017	—	—	154	27,898
Subtotal		760	195,590	1,011	257,605

Chief Executive Officer	2022	176	43,793	—	—
	2021	169	43,552	164	43,552
	2020	0	0	—	—
	2019	158	40,858	460	122,572
	2018	—	—	—	—
	2017	—	—	—	—
Subtotal		503	128,203	624	166,124
Total		1,263	323,793	1,635	423,729
(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the Chair and/or the Chief Executive Officer will be made in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 80% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 60% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their AVR for 2020 financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 20% of the 2019 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) becomes payable to the Chair, including the update of its cash portion. With such payment, the payment to the Chair of the 2018 Deferred AVR will be completed. This remuneration is associated with his former position as Chief Executive Officer.
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the Chair and Chief Executive Officer was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the first payment (60% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. This remuneration is associated with his former position as Chief Executive Officer.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. After this, the payment to the Chair of the 2017 Deferred AVR was completed. This remuneration was associated with his former position as Chief Executive Officer.

Executive directors [Table Text Block]

Pension systems (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2023	2022	2023	2022	2023	2022
Chair	458	451	322	473	24,759	22,771
Chief Executive Officer	—	—	230	285	—	—
Total	458	451	552	758	24,759	22,771
(1) Contributions recognized to meet pension commitments to executive directors in financial years 2023 and 2022. In the case of the Chair, these correspond to the sum of the annual retirement pension contribution and the adjustment made to the "discretionary pension benefits" for the financial years 2022 and 2021, the contribution to which was to be made in the financial years 2023 and 2022, respectively, and with the death and disability premiums. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2023 and 2022 to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.

Annual fixed remuneration Senior management [Table Text Block]
The remuneration of all Senior Management, excluding executive directors, for the financial years 2023 and 2022 (15 and 16 members with such status at December 31, of each financial year, respectively, excluding executive directors), are the result of the application of the remuneration policies approved by the Board of Directors (on June 30, 2021 and March 29, 2023, respectively).
In accordance with the provisions established in said policies, the remuneration of the entire Senior Management corresponding to financial years 2023 and 2022 is indicated below, by remuneration item.

Fixed remuneration (thousands of Euros)
	2023	2022
Senior Management Total (1)	18,187	18,149
(1) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.
Annual Variable Remuneration (AVR) Senior Management [Table Text Block]

Annual Variable Remuneration (AVR)
	2023 (1)		2022 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2,226	267,550	2,158	365,746
(1) Initial Portion of the AVR, which represents the first payment of the STI for financial year 2023 and will be paid during the first quarter of financial year 2024, in equal parts in cash and BBVA shares. The remaining amount of the AVR for financial year 2023 (which includes the LTI for financial year 2023) will be deferred (40% in cash and 60% in shares or share-linked instruments) over a five-year period (the Deferred Portion).
The amount of the Deferred Portion will depend on the result of the long-term indicators that will be used to calculate the LTI for financial year 2023. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if certain capital and liquidity thresholds are not reached, in order to ensure that payment only occurs if it is sustainable, taking into account the Bank's payment capacity.
In addition, the remaining rules applicable to the AVR of the members of the Senior Management established in the BBVA Group General Remuneration Policy approved by the Board of Directors on March 29, 2023 will apply to the AVR for financial year 2023, which include: (i) a withholding period of one year after delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash that finally vests in accordance with the CPI; (iv) malus and clawback arrangements during the whole periods of deferral and withholding of shares or instruments; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the Annual General Shareholders’ Meeting held in 2023.
(2) 40% of the AVR for financial year 2022 that was paid in 2023. AVR for financial year 2022 is subject to the rules on deferral, vesting and payment and to the remaining conditions established in the BBVA Group General Remuneration Policy approved by the Board of Directors of June 30, 2021.
(3) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.

Deferred Annual Variable Remuneration from previous years Senior Management [Table Text Block]

Deferred Annual Variable Remuneration from previous financial years
		2023 (1)		2022 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2022	493	122,566	—	—
	2021	456	116,528	477	124,602
	2020	1,484	289,020	—	—
	2019	302	77,447	1,364	320,172
	2018	138	36,454	155	41,442
	2017	—	—	171	29,267
Total		2,873	642,015	2,167	515,483
(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the members of the Senior Management who are beneficiaries will take place in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 80% of the 2022 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 60% of the 2021 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026 and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the accrual of the whole of their AVR for 2020 financial year. Without prejudice to the above, two members of the Senior Management, executives of BBVA USA at that moment, are entitled to the payment of the Deferred Portion of a Success Bonus on the sale of BBVA USA. Of this Deferred Portion, the whole of it is payable with respect to one person and 60% of it with respect to the other, in accordance with the vesting and payment schedule applicable in each case pursuant to the remuneration policy applicable in that financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. Thereafter, 20% of the 2019 Deferred AVR will be deferred, which, if the conditions are met, will be paid in 2025. In addition, it includes the second payment (20%) of the Deferred Portion of a retention plan to be made to a member of Senior Management.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. With such payment, the payment of the 2018 Deferred AVR to its beneficiaries will be completed.
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the members of Senior Management who were beneficiaries was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) was made to the members of the Senior Management, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the members of Senior Management who were beneficiaries were paid the amounts that corresponded in each case (either 60% of the Deferred Portion or the whole of it) in accordance with the payment schedule established in the remuneration policies applicable in 2019, including the update of its cash portion. In addition, two members of the Senior Management were paid the Deferred Portion of a retention plan pursuant to the vesting and payment rules established in the remuneration policy applicable to that financial year.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) was made to the members of the Senior Management who were beneficiaries, including the update of its cash portion.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) was paid to the members of the Senior Management who were beneficiaries, including the update of its cash portion. Thereafter, the payment of the 2017 Deferred AVR to its beneficiaries was completed.

Senior Management [Table Text Block]

Pension systems (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2023	2022	2023	2022	2023	2022
Senior Management Total (2)	3,829	3,694	1,102	1,465	34,069	29,435
(1) Contributions recognized to meet pension commitments with all Senior Management in 2023 and 2022, which correspond to the sum of the annual retirement pension contributions and the adjustments made to the "discretionary pension benefits" for 2022 and 2021 whose contribution was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.
(2) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.